UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	January 1, 2017 — June 30, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Variable Trust

Semiannual report
6 | 30 | 17

Putnam VT
Government Money Market Fund

Message from the Trustees

August 14, 2017

Dear Shareholder:

A fair amount of investor optimism has helped to fuel financial markets in 2017, and global stock and bond markets have generally fared well. At the same time, however, a number of macroeconomic and political risks around the world could disrupt the positive momentum.

While calm markets are generally welcome, we believe investors should continue to remember time-tested strategies: maintain a well-diversified portfolio, keep a long-term view, and speak regularly with your financial advisor. In the following pages, you will find a summary of your fund’s performance for the reporting period.

We would like to take this opportunity to announce some changes to your fund’s Board of Trustees. First, we are pleased to welcome the arrival of Catharine Bond Hill and Manoj P. Singh, who bring extensive professional and directorship experience to their new roles as Putnam Trustees. In addition, we would like to extend our appreciation and best wishes to Robert J. Darretta, John A. Hill, and W. Thomas Stephens, who retired from the Board, effective June 30, 2017. We are grateful for their years of work on behalf of you and your fellow shareholders, and we wish them well in their future endeavors.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government-sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise.

Performance summary (as of 6/30/17)

Investment objective

As high a rate of current income as Putnam Investment Management, LLC, believes is consistent with preservation of capital and maintenance of liquidity

Net asset value June 30, 2017

Class IA: $1.00	Class IB: $1.00

Total return at net asset value

			Lipper VP
			(Underlying
			Funds) — Money
(as of 6/30/17)	Class IA shares*	Class IB shares†	Market Funds

6 months	0.14%	0.05%	0.12%

1 year	0.15	0.05	0.15

5 years	0.19	0.09	0.21
Annualized	0.04	0.02	0.04

10 years	6.04	5.39	5.37
Annualized	0.59	0.53	0.52

Life	149.19	143.63	149.69
Annualized	3.15	3.07	3.17

Current rate (as of 6/30/17)

Current 7-day
yield	0.60%	0.35%

For a portion of the periods, the fund had expense limitations or waivers, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The 7-day yield is the most common gauge for measuring money market mutual fund performance. Yield reflects current performance more closely than total return.

Effective April 30, 2016, Putnam VT Money Market Fund was renamed Putnam VT Government Money Market Fund. Performance for periods prior to April 30, 2016, is based on the fund’s prior investment strategy, which allowed the fund to invest in a broader range of money market securities and did not require the fund to invest at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements fully collateralized by U.S. government securities or cash.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

The cash and net other assets category may show a negative market value percentage as a result of the timing of trade-date versus settlement-date transactions.

Putnam VT Government Money Market Fund	1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/17 to 6/30/17. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the fiscal
year ended 12/31/16	0.45%	0.70%

Annualized expense ratio for the six-month
period ended 6/30/17	0.45%	0.64%*

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects a voluntary waiver of certain fund expenses.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/17		ended 6/30/17

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$2.23	$3.17	$2.26	$3.21

Ending value
(after
expenses)	$1,001.40	$1,000.50	$1,022.56	$1,021.62

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/17. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s managers

Portfolio Manager Joanne M. Driscoll, CFA, joined Putnam in 1995 and has been in the investment industry since 1992.

Portfolio Manager Jonathan M. Topper has been in the investment industry since he joined Putnam in 1990.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2	Putnam VT Government Money Market Fund

The fund’s portfolio 6/30/17 (Unaudited)

REPURCHASE AGREEMENTS (77.1%)*	Principal amount	Value

Interest in $188,865,000 joint tri-party
repurchase agreement dated 6/30/17
with Citigroup Global Markets, Inc. due
7/3/17 — maturity value of $27,002,453 for an
effective yield of 1.090% (collateralized by
various mortgage backed securities and
U.S. Treasury notes with coupon rates
ranging from 1.250% to 9.000% and due dates
ranging from 5/31/18 to 4/1/47, valued
at $192,642,300)	$27,000,000	$27,000,000

Interest in $237,209,000 joint tri-party
repurchase agreement dated 6/30/17
with Merrill Lynch, Pierce, Fenner &
Smith, Inc. due 7/3/17 — maturity value
of $26,204,380 for an effective yield
of 1.090% (collateralized by various
mortgage backed securities with coupon
rates ranging from 2.500% to 3.500% and due
dates ranging from 2/1/30 to 5/20/47, valued
at $241,953,181)	26,202,000	26,202,000

Interest in $177,000,000 joint tri-party term
repurchase agreement dated 6/29/17
with Citigroup Global Markets, Inc. due
7/6/17 — maturity value of $2,100,441 for an
effective yield of 1.080% (collateralized by
various mortgage backed securities and
a U.S. Treasury bond with coupon rates
ranging from 2.000% to 8.500% and due
dates ranging from 12/1/18 to 6/1/51,
valued at $180,540,000)	2,100,000	2,100,000

Interest in $26,000,000 tri-party repurchase
agreement dated 6/30/17 with Goldman, Sachs
& Co. due 7/3/17 — maturity value of $26,002,318
for an effective yield of 1.070% (collateralized by
various mortgage backed securities with coupon
rates ranging from 3.000% to 5.500% and
due dates ranging from 2/1/26 to 6/1/47,
valued at $26,520,000)	26,000,000	26,000,000

Total repurchase agreements (cost $81,302,000)		$81,302,000

U.S. GOVERNMENT
AGENCY OBLIGATIONS		Maturity	Principal
(16.7%)*	Yield (%)	date	amount	Value

Federal Farm Credit
Banks Funding
Corporation discount
notes	0.828	11/3/17	$900,000	$897,427

Federal Farm Credit
Banks Funding
Corporation discount
notes	0.806	10/17/17	695,000	693,332

Federal Farm Credit
Banks Funding
Corporation discount
notes	0.654	9/6/17	1,000,000	998,790

Federal Farm Credit
Banks Funding
Corporation unsec. FRB
Ser. 1	1.137	10/13/17	1,000,000	1,000,135

Federal Home Loan Banks
unsec. discount notes	0.853	7/28/17	1,000,000	999,362

Federal Home Loan Banks
unsec. FRB	1.200	9/7/17	1,000,000	1,000,472

U.S. GOVERNMENT
AGENCY OBLIGATIONS		Maturity	Principal
(16.7%)*	Yield (%)	date	amount	Value

Federal Home Loan Banks
unsec. FRB	1.146	12/5/17	$1,400,000	$1,399,885

Federal Home Loan Banks
unsec. FRB	1.135	11/2/17	1,250,000	1,250,411

Federal Home Loan
Mortgage Corporation
unsec. discount notes	0.754	11/1/17	1,000,000	997,438

Federal Home Loan
Mortgage Corporation
unsec. discount notes	0.914	9/15/17	1,000,000	998,079

Federal Home Loan
Mortgage Corporation
unsec. discount notes	0.623	9/1/17	335,000	334,642

Federal Home Loan
Mortgage Corporation
unsec. notes	0.796	9/29/17	1,400,000	1,400,659

Federal Home Loan
Mortgage Corporation
unsec. notes	0.736	7/14/17	1,000,000	1,000,003

Federal National
Mortgage Association
unsec. discount notes	0.622	7/26/17	1,000,000	999,569

Federal National
Mortgage Association
unsec. discount notes	0.652	7/3/17	700,000	699,975

Federal National
Mortgage Association
unsec. FRN	1.086	10/5/17	1,800,000	1,799,853

Federal National
Mortgage Association
unsec. FRN Ser. 1	1.099	9/8/17	1,150,000	1,149,947

Total U.S. government agency obligations (cost $17,619,979)				$17,619,979

U.S. TREASURY		Maturity	Principal
OBLIGATIONS (6.0%)*	Yield (%)	date	amount	Value

U.S. Treasury Bills	0.747	11/9/17	$1,000,000	$997,329

U.S. Treasury FRN	1.275	1/31/18	1,150,000	1,150,967

U.S. Treasury FRN	1.193	4/30/18	1,150,000	1,150,168

U.S. Treasury FRN	1.177	7/31/18	1,000,000	999,880

U.S. Treasury FRN	1.173	10/31/18	1,000,000	999,966

U.S. Treasury FRN	1.143	1/31/19	1,000,000	1,000,159

Total U.S. treasury obligations (cost $6,298,469)				$6,298,469

Total investments (cost $105,220,448)			$105,220,448

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2017 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $105,500,712.

The dates shown on debt obligations are the original maturity dates.

Putnam VT Government Money Market Fund	3

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Repurchase agreements	$—	$81,302,000	$—

U.S. government agency obligations	—	17,619,979	—

U.S. treasury obligations	—	6,298,469	—

Totals by level	$—	$105,220,448	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

4	Putnam VT Government Money Market Fund

Statement of assets and liabilities
6/30/17 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $23,918,448)	$23,918,448

Repurchase agreements (identified cost $81,302,000)	81,302,000

Cash	2,612

Interest and other receivables	80,098

Receivable for shares of the fund sold	533,820

Total assets	105,836,978

Liabilities

Payable for shares of the fund repurchased	139,774

Payable for compensation of Manager (Note 2)	25,695

Payable for custodian fees (Note 2)	5,587

Payable for investor servicing fees (Note 2)	12,323

Payable for Trustee compensation and expenses (Note 2)	107,399

Payable for administrative services (Note 2)	422

Payable for distribution fees (Note 2)	10,727

Payable for auditing and tax fees	21,181

Other accrued expenses	13,158

Total liabilities	336,266

Net assets	$105,500,712

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$105,502,847

Undistributed net investment income (Note 1)	1,143

Accumulated net realized loss on investments (Note 1)	(3,278)

Total — Representing net assets applicable to capital shares outstanding	$105,500,712

Computation of net asset value Class IA

Net assets	$53,126,221

Number of shares outstanding	53,127,074

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$1.00

Computation of net asset value Class IB

Net assets	$52,374,491

Number of shares outstanding	52,375,760

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

Putnam VT Government Money Market Fund	5

Statement of operations
Six months ended 6/30/17 (Unaudited)

Investment income

Interest	$386,548

Total investment income	386,548

Expenses

Compensation of Manager (Note 2)	150,811

Investor servicing fees (Note 2)	37,318

Custodian fees (Note 2)	4,918

Trustee compensation and expenses (Note 2)	3,961

Distribution fees (Note 2)	66,030

Administrative services (Note 2)	1,251

Auditing and tax fees	20,660

Other	17,055

Fees waived and reimbursed by Manager (Note 2)	(14,320)

Total expenses	287,684

Expense reduction (Note 2)	(1)

Net expenses	287,683

Net investment income	98,865

Net increase in net assets resulting from operations	$98,865

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/17*	12/31/16

Decrease in net assets

Operations:

Net investment income	$98,865	$14,896

Net realized loss on investments	—	(3,124)

Net increase in net assets resulting from operations	98,865	11,772

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(75,044)	(8,774)

Class IB	(22,678)	(6,122)

Decrease from capital share transactions (Note 4)	(4,538,774)	(18,380,826)

Total decrease in net assets	(4,537,631)	(18,383,950)

Net assets:

Beginning of period	110,038,343	128,422,293

End of period (including undistributed net investment income of $1,143 and $—, respectively)	$105,500,712	$110,038,343

* Unaudited.

The accompanying notes are an integral part of these financial statements.

6	Putnam VT Government Money Market Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS					RATIOS AND SUPPLEMENTAL
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring payment	Net asset value, end of period	Total return at net asset value (%)[a,b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[a,c,d]	Ratio of net investment income (loss) to average net assets (%)[d]

Class IA

6/30/17†	$1.00	.0014	—	.0014	(.0014)	(.0014)	—	$1.00	.14*	$53,126	.22*	.14*

12/31/16	1.00	.0001	(.0001)	—[e]	(.0001)	(.0001)	—	1.00	.01	55,915.37		.01

12/31/15	1.00	.0001	—[e]	.0001	(.0001)	(.0001)	—	1.00	.01	64,790.19		.01

12/31/14	1.00	.0001	—	.0001	(.0001)	(.0001)	.0017[f]	1.00	.01	75,352.13		.01

12/31/13	1.00	.0001	—[e]	.0001	(.0001)	(.0001)	—	1.00	.01	85,017.16		.01

12/31/12	1.00	.0001	—[e]	.0001	(.0001)	(.0001)	—	1.00	.01	99,707.24		.01

Class IB

6/30/17†	$1.00	.0005	—	.0005	(.0005)	(.0005)	—	$1.00	.05*	$52,374	.32*	.04*

12/31/16	1.00	.0001	(.0001)	—[e]	(.0001)	(.0001)	—	1.00	.01	54,124.38		.01

12/31/15	1.00	.0001	—[e]	.0001	(.0001)	(.0001)	—	1.00	.01	63,632.19		.01

12/31/14	1.00	.0001	—	.0001	(.0001)	(.0001)	.0016[f]	1.00	.01	78,635.13		.01

12/31/13	1.00	.0001	—[e]	.0001	(.0001)	(.0001)	—	1.00	.01	91,523.16		.01

12/31/12	1.00	.0001	—[e]	.0001	(.0001)	(.0001)	—	1.00	.01	114,339.24		.01

* Not annualized.

† Unaudited.

a The charges and expenses at the insurance company separate account level are not reflected.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields of the fund. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	6/30/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12

Class IA	N/A	0.08%	0.24%	0.32%	0.30%	0.22%

Class IB	0.03%	0.32	0.49	0.57	0.55	0.47

e Amount represents less than $0.0001 per share.

f Reflects a voluntary non-recurring payment from Putnam Investments.

The accompanying notes are an integral part of these financial statements.

Putnam VT Government Money Market Fund	7

Notes to financial statements 6/30/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2017 through June 30, 2017.

Putnam VT Government Money Market Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. The fund invests mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds). The U.S. government securities in which the fund invests may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the SEC. Putnam Management may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity. Gains or losses on securities sold are determined on the identified cost basis.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made

8	Putnam VT Government Money Market Fund

for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2016, the fund had a capital loss carryover of $3,278 available, to the extent allowed by the Code, to offset future net capital gain.

The aggregate identified cost on a financial reporting and tax basis is the same.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 35.2% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,
0.390%	of the next $5 billion,
0.340%	of the next $10 billion,
0.290%	of the next $10 billion,
0.240%	of the next $50 billion,
0.220%	of the next $50 billion,
0.210%	of the next $100 billion and
0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.141% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management waived $14,320 as a result of this waiver, which includes $14,320 of class IB specific distribution fees from the fund.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$18,814
Class IB	18,504

Total	$37,318

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $81, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $9,239,632,166 and $9,244,913,000, respectively. The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Putnam VT Government Money Market Fund	9

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/17		Year ended 12/31/16		Six months ended 6/30/17		Year ended 12/31/16

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	11,034,201	$11,034,201	21,965,708	$21,965,708	6,367,389	$6,367,389	13,173,668	$13,173,668

Shares issued in connection with
reinvestment of distributions	75,044	75,044	8,430	8,430	22,678	22,678	6,122	6,122

	11,109,245	11,109,245	21,974,138	21,974,138	6,390,067	6,390,067	13,179,790	13,179,790

Shares repurchased	(13,898,486)	(13,898,486)	(30,848,319)	(30,848,319)	(8,139,600)	(8,139,600)	(22,686,435)	(22,686,435)

Net decrease	(2,789,241)	$(2,789,241)	(8,874,181)	$(8,874,181)	(1,749,533)	$(1,749,533)	(9,506,645)	$(9,506,645)

Note 5 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 6 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Citigroup Global Markets,		Merrill Lynch, Pierce,
	Inc.	Goldman, Sachs & Co.	Fenner & Smith, Inc.	Total

Assets:

Repurchase agreements**	$29,100,000	$26,000,000	$26,202,000	$81,302,000

Total Assets	$29,100,000	$26,000,000	$26,202,000	$81,302,000

Total Financial and Derivative Net Assets	$29,100,000	$26,000,000	$26,202,000	$81,302,000

Total collateral received (pledged)†##	$29,100,000	$26,000,000	$26,202,000

Net amount	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 7 — New pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Putnam Management has evaluated the amendments and its adoption will have no effect on the fund’s net assets or results of operations

10	Putnam VT Government Money Market Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2017, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2017, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2017 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2017. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). This expense limitation attempts to maintain competitive expense levels for the funds. Most funds,

Putnam VT Government Money Market Fund	11

including your fund, had sufficiently low expenses that this expense limitation was not operative during their fiscal years ending in 2016. Putnam Management has agreed to maintain this expense limitation until at least April 30, 2019 and has agreed to implement a contractual expense limitation applicable to specified retail open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses until at least August 31, 2018. In addition, Putnam Management voluntarily waived fees and/or reimbursed certain fund expenses in order to enhance your fund’s annualized net yield during its fiscal year ending in 2016. This fee waiver was voluntary and may be modified or discontinued at any time without notice. (In light of recent improvements in market conditions for money market funds, Putnam Management is no longer waiving fees or reimbursing expenses.) Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2016. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2016 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans, charities, college endowments, foundations, sub-advised third-party mutual funds, state, local and non-U.S. government entities, and corporations. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam Funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. In addition, in response to a request from the Independent Trustees, Putnam Management provided the Trustees with in-depth presentations regarding each of the equity and fixed income investment teams, including the operation of the teams and their investment approaches. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2016 was a challenging year for the performance of the Putnam funds, with generally disappointing results for the international and global equity funds and taxable fixed income funds, mixed results for small-cap equity, Spectrum, global asset allocation, equity research and tax exempt fixed income funds, but generally strong results for U.S. equity funds. The Trustees noted, however, that they were encouraged by the positive performance trend since mid-year 2016 across most Putnam Funds. In particular, from May 1, 2016 through April 30, 2017, 51% of Putnam Fund assets were in the top quartile and 87% were above the median of the Putnam Funds’ competitive industry rankings. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 5th-best performing mutual fund complex out of 54 complexes for the five-year period ended December 31, 2016. In addition, while the survey ranked the Putnam Funds 52nd out of 61 mutual fund complexes for the one-year period ended 2016, the Putnam Funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2016 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance

12	Putnam VT Government Money Market Fund

of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper VP (Underlying Funds) — Money Market Funds) for the one-year, three-year and five-year periods ended December 31, 2016 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

2nd	2nd	2nd

Over the one-year, three-year and five-year periods ended December 31, 2016, there were 63, 63 and 62 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee, including any developments with respect to the European Union’s updated Markets in Financial Instruments Directive and its potential impact on PIL’s use of client commissions to obtain investment research. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees believed that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Putnam VT Government Money Market Fund	13

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s [SEC] website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Kenneth R. Leibler, Vice Chair
Boston, MA 02109	P.O. Box 8383	Liaquat Ahamed
	Boston, MA 02266-8383	Ravi Akhoury
Investment Sub-Advisor	1-800-225-1581	Barbara M. Baumann
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	Catharine Bond Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		Manoj P. Singh
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders	H517
of Putnam VT Government Money Market Fund.	VTSA039 306798 8/17

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 25, 2017